Loan Receivables - Summary of Loan Receivables, Net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Receivables [Abstract]
Loan receivables - principal	¥ 35,633	¥ 54,211
Loan receivables - service fee	261	772
Allowance for doubtful accounts	(28,665)	(28,195)	¥ (28,615)	¥ (23,169)
Loan receivables, net	¥ 7,229	¥ 26,788